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SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500
                                                                 (SECURIAN LOGO)




February 28, 2006



Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549


Re:   Post-Effective Amendment Filing Pursuant to Rule 485(a)
      Advantus Series Fund, Inc.
      File Numbers:  2-96990 and 811-4279


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-1A for Advantus Series Fund, Inc. (the "Fund") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a) under the Securities Act of 1933. In that regard, it is requested that the amendment be declared effective on May 1, 2006.

Please note that a 'Tandy letter,' executed by the Fund's president, is also being filed electronically herewith on behalf of the Fund.

The accompanying post-effective amendment is a "narrative only" filing. Financial data will be provided in a subsequent post-effective amendment filed prior to May 1, 2006, pursuant to paragraph (b) of Rule 485.

The prospectus in the accompanying post-effective amendment reflects a portfolio manager change, certain advisory fee changes previously approved by shareholders (and formerly disclosed in a supplement), additional information about certain payments made to life insurance companies by the Fund's adviser, further discussions of fair value pricing in both the section describing the determination of net asset value and the section describing the Fund's policies regarding excessive trading, and a new disclosure that the Fund does not currently impose a redemption fee but reserves the right to do so if its Board of Directors should determine, for the reasons set forth in Rule 22c-2 under the Investment Company Act, that such a fee would be appropriate.

The post-effective amendment also reflects other non-material changes deemed appropriate by the Fund.

Questions regarding this filing may be directed to the undersigned at 651-665-4872.

Sincerely,

/s/Eric J. Bentley

Eric J. Bentley
Senior Counsel

EJB:pjh

cc:    Michael J. Radmer, Esq.
       Dorsey & Whitney LLP


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.
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ADVANTUS CAPITAL MANAGEMENT, INC.
400 Robert Street North
St. Paul, MN  55101-2098
1.800.665.6005
www.advantuscapital.com

                                                                 (ADVANTUS LOGO)



February 28, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:     Advantus Series Fund, Inc.
        Post-Effective Amendment Filed February 28, 2006
        File Number 811-4279
        "Tandy" Representations


Ladies and Gentlemen:

In connection with the above-referenced filing, Advantus Series Fund, Inc. (the "Fund"), acknowledges that:

     o the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

     o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

     o The Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/Dianne M. Orbison

Dianne M. Orbison
President
Advantus Series Fund, Inc.